Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	December 31, 2013	Level 1	Level 2	Level 3
Available-for-sale securities	$64,869	$64,869	$-	$-
Trading securities	37,999	37,999	-	-
Total assets	$102,868	$102,868	$-	$-

Fair value of interest rate swap agreements	$87,763	$-	$87,763	$-
Total liabilities	$87,763	$-	$87,763	$-

	December 31, 2012	Level 1	Level 2	Level 3
Available-for-sale securities	$56,376	$56,376	$-	$-
Trading securities	34,696	34,696	-	-
Total assets	$91,072	$91,072	$-	$-

Fair value of interest rate swap agreements	$181,600	$-	$181,600	$-
Total liabilities	$181,600	$-	$181,600	$-